INVESTMENT PROPERTIES - Key valuation metrics by country (Details) - Income-producing properties	Dec. 31, 2024	Dec. 31, 2023
Weighted average | Discount rate
Investment Properties:
Key valuation metrics	7.11%	7.05%
Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.11%	6.07%
Maximum | Discount rate
Investment Properties:
Key valuation metrics	10.50%	10.50%
Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	9.40%	9.25%
Minimum | Discount rate
Investment Properties:
Key valuation metrics	5.75%	5.60%
Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	4.75%	4.75%
Canada | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	6.59%	6.55%
Canada | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.45%	5.39%
Canada | Maximum | Discount rate
Investment Properties:
Key valuation metrics	7.50%	7.50%
Canada | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.50%	6.50%
Canada | Minimum | Discount rate
Investment Properties:
Key valuation metrics	6.00%	6.00%
Canada | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	4.75%	4.75%
United States | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	7.15%	7.08%
United States | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.06%	6.02%
United States | Maximum | Discount rate
Investment Properties:
Key valuation metrics	10.50%	10.50%
United States | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	9.25%	9.25%
United States | Minimum | Discount rate
Investment Properties:
Key valuation metrics	6.40%	6.15%
United States | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.50%	5.25%
Germany | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	7.20%	7.13%
Germany | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.18%	6.13%
Germany | Maximum | Discount rate
Investment Properties:
Key valuation metrics	9.65%	9.65%
Germany | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	8.90%	8.90%
Germany | Minimum | Discount rate
Investment Properties:
Key valuation metrics	5.85%	5.80%
Germany | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	4.85%	4.85%
Austria | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	8.68%	8.68%
Austria | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	7.40%	7.40%
Austria | Maximum | Discount rate
Investment Properties:
Key valuation metrics	9.90%	9.90%
Austria | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	8.25%	8.25%
Austria | Minimum | Discount rate
Investment Properties:
Key valuation metrics	8.15%	8.15%
Austria | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.75%	6.75%
Netherlands | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	6.48%	6.34%
Netherlands | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.68%	6.57%
Netherlands | Maximum | Discount rate
Investment Properties:
Key valuation metrics	7.95%	7.75%
Netherlands | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	9.40%	9.00%
Netherlands | Minimum | Discount rate
Investment Properties:
Key valuation metrics	5.75%	5.60%
Netherlands | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.95%	5.95%